Property and Equipment, Net - Schedule of Property, Plant and Equipment (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 11,480	$ 10,009
Less: accumulated depreciation and amortization	(7,244)	(5,799)
Total property and equipment, net	4,236	4,210
Pilot production equipment
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	4,488	4,041
Lab equipment
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	2,304	2,287
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	3,525	3,439
Furniture, fixtures and other equipment
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	206	242
Construction in progress
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 957	$ 0